MONY Life Insurance Company
MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104

Dodie Kent
Vice President
and Associate General Counsel
[MONY - AN AXA FINANCIAL COMPANY LOGO]	(212) 314-3970
Fax: (212) 707-1791

VIA EDGAR

May 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MONY Life Insurance Company of America
MONY America Variable Account L
File Nos. 033-82570 and 811-04234
CIK: 0000763862

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectus and supplement to the prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Dodie Kent
Dodie Kent